Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB Group of Funds) Prospectus dated December 30, 2011) (the “Prospectus”)

Effective March 12, 2012, the information in the Prospectus will be amended, supplemented, or replaced as follows:

1. All Funds – Renaming of the MTB Group of Funds and Website

The MTB Group of Funds has been renamed the Wilmington Funds and the Trust’s website address changed from www.mtbfunds.com to www.wilmingtonfunds.com. Accordingly, effective March 12, 2012, all references in the prospectus to the MTB Group of Funds are hereby deleted and replaced with references to the Wilmington Funds and all references to the Trust’s website address, www.mtbfunds.com, are hereby deleted and replaced with www.wilmingtonfunds.com.

2. Portfolio Turnover Changes

The following is added to the end of the “Portfolio Turnover” section on page 8 for the Wilmington Strategic Allocation Conservative Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 26% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following is added to the end of the “Portfolio Turnover” section on page 25 for the Wilmington Small-Cap Strategy Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 48% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following is added to the end of the “Portfolio Turnover” section on page 23 for the Wilmington Large-Cap Strategy Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 39% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following is added to the end of the “Portfolio Turnover” section on page 4 for the Wilmington Strategic Allocation Aggressive Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 34% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following is added to the end of the “Portfolio Turnover” section on page 1 for the Wilmington Municipal Bond Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 30% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following is added to the end of the “Portfolio Turnover” section on page 12 for the Wilmington Multi-Manager Real Asset Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 199% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

3. Performance Changes

(a)	Wilmington Strategic Allocation Aggressive Fund

The following supplements and amends certain information on page 7 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Strategic Allocation Aggressive Fund.

The returns presented for the Fund reflect the performance of Wilmington Aggressive Asset Allocation Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market indices the Russell 3000 Index and the MSCI All Country World ex-US Investable Market Index, and the Fund’s secondary index, the Aggressive Blended Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Best Quarter 17.70% 6/30/2009 Worst Quarter (22.15)% 12/31/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was (12.81)%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/15/03)
Class I Shares
Return Before Taxes	13.01%	2.27%	6.26%
Return After Taxes on Distributions	12.44%	1.16%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	8.60%	1.44%	N/A
Class A Shares
Return Before Taxes	8.87%	1.30%	5.44%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	16.93%	4.61%	5.83%
MSCI All Country World ex-US Investable Market Index (reflects no deductions for fees, expenses or taxes)	12.73%	5.14%	11.73%
Aggressive Blended Index (reflects no deductions for fees, expenses or taxes)*	13.58%	3.66%	4.16%

*	The Aggressive Blended Index is calculated by the investment advisor and represents the weighted returns of the following indices: 48% Russell 3000 Index; 32% MSCI All Country World ex-U.S. Investable Market Index; 7% HFRX Global Index; 5% Barclays Capital World Government Inflation-Linked Bond Index (hedged USD); 3.5% S&P Global Developed Property Index; 1.5% Dow Jones-UBS Commodity Index; and 3% Citigroup 3-Month T-Bill.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(b)	Wilmington Strategic Allocation Conservative Fund

The following supplements and amends certain information on page 11 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Strategic Allocation Conservative Fund.

The returns presented for the Fund reflect the performance of Wilmington Conservative Asset Allocation Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index, and the Fund’s secondary index, the Conservative Blended Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Best Quarter 8.07% 6/30/2009 Worst Quarter (7.31)% 12/31/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was (3.74)%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund (Inception 9/1/03)
Class I Shares
Return Before Taxes	8.74%	4.18%	5.09%
Return After Taxes on Distributions	7.59%	3.03%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	5.71%	2.94%	N/A
Class A Shares
Return Before Taxes	4.64%	3.20%	4.27%
Barclays Capital US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.28%
Conservative Blended Index (reflects no deductions for fees, expenses or taxes)*	7.49%	4.76%	5.59%

*	The Conservative Blended Index is calculated by the investment advisor and represents the weighted returns of the following indices: 53% Barclays Capital U.S. Aggregate Bond Index; 7.5% HFRX Absolute Index; 7.5% HFRX Global Index; 7.2% Russell 3000 Index; 7.0% Barclays Capital Global Aggregate ex-U.S. (unhedged) Index; 5.0% Barclays Capital World Government Inflation-Linked Bond Index (hedged USD); 4.8% MSCI All Country World ex-U.S. Investable Market Index; 3.5% S&P Global Developed Property Index; 1.5% Dow Jones-UBS Commodity Index; and 3% Citigroup 3-Month T-Bill.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(c)	Wilmington Municipal Bond Fund

The following supplements and amends certain information on page 2 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Municipal Bond Fund.

The returns presented for the Fund reflect the performance of Wilmington Municipal Bond Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Standard & Poor’s Intermediate Municipal Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Best Quarter 5.48% 9/30/2009 Worst Quarter (2.95)% 9/30/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was 6.12%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class I Shares
Return Before Taxes	4.75%	4.25%	4.06%
Return After Taxes on Distributions	4.64%	4.21%	4.02%
Return After Taxes on Distributions and Sale of Fund Shares	4.53%	4.16%	3.98%
Class A Shares
Return Before Taxes*	2.36%	3.59%	N/A
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	3.61%	4.82%	5.10%

*	From inception of the Predecessor Fund’s Class A Shares on December 20, 2005 through December 31, 2010, the average annual total return was 3.63% for the Class A Shares. For the period December 31, 2005 through December 31, 2010, the average annual total return for the Standard & Poor’s Intermediate Municipal Index was 4.82%.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(d)	Wilmington Multi-Manager Real Asset Fund

All references in the prospectus to “RSMC” are hereby changed to “WFMC.”

All references in the prospectus to “EEI” are hereby changed to “EII.”

The following supplements and amends certain information on page 14 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Multi-Manager Real Asset Fund.

The returns presented for the Fund reflect the performance of Wilmington Multi-Manager Real Asset Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital Government Inflation-Linked Bond Index (USD Hedged), as well as returns for the Blended Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Best Quarter 14.70% 12/31/04 Worst Quarter (19.41)% 12/31/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was (3.57)%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/1/03)
Class I Shares
Return Before Taxes	11.22%	5.11%	10.47%
Return After Taxes on Distributions	10.06%	3.69%	8.92%
Return After Taxes on Distributions and Sale of Fund Shares	7.29%	3.69%	8.46%
Class A Shares
Return Before Taxes*	7.09%	4.10%	N/A
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	16.93%	4.61%	5.83%
Barclays Capital Government Inflation-Linked Bond Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	5.43%	4.74%	5.17%
Blended Index (reflects no deductions for fees, expenses or taxes)**	14.04%	5.09%	8.09%

*	From inception of the Predecessor Fund’s Class A Shares on December 20, 2005 through December 31, 2010, the average annual total return was 4.20% for the Class A Shares. For the period December 31, 2005 through December 31, 2010, the average annual return was 4.74% for the Barclays Capital Government Inflation-Linked Bond Index (USD Hedged) and 5.09% for the Blended Index.
**

The Blended Index is calculated by the investment advisor and represents the weighted return of 50% Barclays Capital U.S. TIPS Index, 30% NAREIT Equity Index and 20% Dow Jones-UBS Commodity Index Total Return for the period from inception until January 1, 2009 and 40% Barclays Capital Government

Inflation-Linked Bond Index, 30% S&P Developed Property Index and 30% Dow Jones-UBS Commodity Index for the period since January 1, 2009.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(e)	Wilmington Rock Maple Alternatives Fund

The following supplements and amends certain information on page 21 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Rock Maple Alternatives Fund.

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year. Updated performance information will be available at www.wilmingtonfunds.com.

(f)	Wilmington Large-Cap Strategy Fund

The following supplements and amends certain information on page 24 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Large-Cap Strategy Fund.

The returns presented for the Fund reflect the performance of Wilmington Large-Cap Strategy Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell 1000 Index, as well as the S&P 500 Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Best Quarter 15.31% 6/30/2009 Worst Quarter (23.06)% 12/31/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was (9.42)%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/1/03)
Class I Shares
Return Before Taxes	13.25%	0.88%	3.87%
Return After Taxes on Distributions	13.01%	0.59%	3.55%
Return After Taxes on Distributions and Sale of Fund Shares	8.86%	0.75%	3.32%
Class A Shares
Return Before Taxes*	8.34%	(0.14)%	N/A
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	16.10%	2.59%	6.07%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	5.56%

*	From inception of the Predecessor Fund’s Class A Shares on December 20, 2005 through December 31, 2010, the average annual total return was (0.28%) for the Class A Shares, 2.43% for the Russell 1000 Index and 2.10% for the S&P 500 Index.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(g)	Wilmington Small-Cap Strategy Fund

The following supplements and amends certain information on page 26 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Small-Cap Strategy Fund.

The returns presented for the Fund reflect the performance of Wilmington Small-Cap Strategy Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell 2000 Index, as well as for the S&P Small Cap 600 Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Best Quarter 20.15% 6/30/2009 Worst Quarter (26.19)% 12/31/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was (17.00)%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/1/03)
Class I Shares
Return Before Taxes	26.94%	2.26%	7.07%
Return After Taxes on Distributions	26.56%	0.86%	5.82%
Return After Taxes on Distributions and Sale of Fund Shares	17.63%	1.65%	5.90%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	9.11%
S&P Small Cap 600 Index (reflects no deductions for fees, expenses or taxes)	26.31%	4.64%	9.95%

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

4. Wilmington Strategic Allocation Aggressive Fund and Wilmington Strategic Allocation Conservative Fund – Additional Portfolio Managers

Mark J. Stevenson, CFA, Joshua A. Savadove, CFA, CAIA, Allen E. Choinski, CFA and Clayton M. Albright, III serve as Co-Portfolio Managers of the Wilmington Strategic Allocation Aggressive Fund and the Wilmington Strategic Allocation Conservative Fund. Mr. Stevenson, Mr. Savadove, Mr. Choinski and Mr. Albright manage the day-to-day operations of the Wilmington Strategic Allocation Aggressive Fund and the Wilmington Strategic Allocation Conservative Fund.

The following supplements and amends certain information in the “Management of the Fund” section, under “Investment Sub-Advisor,” on page 7 of the Prospectus with respect to the Wilmington Strategic Allocation Aggressive Fund and page 11 with respect to the Wilmington Strategic Allocation Conservative Fund of the Prospectus.

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc. (“WTIA”)
Portfolio Managers	Title	Service Date (with the Fund)
Mark J. Stevenson, CFA	Vice President at WTIA	2011

Joshua A. Savadore, CFA, CAIA	Vice President at WTIA	2012

Allen E. Choinski, CFA	Assistant Vice President at WTIA	2012

Clayton M. Albright, III	Director of Asset Allocation at WTIA	2012

The following supplements and amends certain information on page 51 of the Prospectus under the section entitled “Who Manages the Funds,” under “ Portfolio Manager Responsibilities” for the Wilmington Strategic Allocation Aggressive Fund and the Wilmington Strategic Allocation Conservative Fund.

Strategic Allocation Aggressive Fund and Strategic Allocation Conservative Fund – Mark J. Stevenson, CFA, Joshua A. Savadove, CFA, CAIA, Allen E. Choinski, CFA and Clayton M. Albright, III co-manage the Strategic Allocation Funds. Under normal circumstances, Mr. Stevenson, Mr. Savadove, Mr. Choinski or Mr. Albright initially recommends changes to the allocation among and the selection of the Underlying Funds. The co-managers who do not initiate the allocation recommendation then contribute input and analysis and the portfolio managers jointly decide the investment approach to be implemented.

The following supplements and amends certain information on page 52 of the Prospectus under the section entitled “Who Manages the Funds,” under “Portfolio Manager Biographies” for the Wilmington Strategic Allocation Aggressive Fund and the Wilmington Strategic Allocation Conservative Fund.

Mark J. Stevenson, CFA, is a Vice President of WTIA. Prior to joining M&T Bank in October 2000, Mr. Stevenson was with Keystone Financial, Inc. (“Keystone”) since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Joshua A. Savadove, CFA, CAIA, is a Vice President of WTIA. He is a member of the Asset, Portfolio and Manager Strategies team, responsible for third-party manager due diligence. Prior to joining WTIA in June 2007, Mr. Savadove was a Senior Investment Analyst and Director of the outside money manager platform in the Mercantile Investment and Wealth Management Division. Prior to that, Mr. Savadove spent three years as the Director of Analytics at Asset Strategy Consultants, a firm that consults on over $6 billion in institutional, tax-exempt assets. Mr. Savadove holds a B.A. degree in Business and Economics from Randolph-Macon College, the Chartered Financial Analyst and Chartered Alternative Investment Analyst designation and is a member of the CFA Institute and the Baltimore Security Analysts Society.

Allen E. Choinski, CFA, is an Assistant Vice President and Portfolio Manager/Research Analyst of WTIA and is responsible for quantitative equity research and portfolio management. Mr. Choinski also develops targeted quantitative models. Prior to joining Wilmington Trust in 2007, Mr. Choinski researched and implemented quantitative equity investment strategies at Alpha Equity Management, LLC. Mr. Choinski began his career at Smith Barney as a financial advisor, and later worked for five years at ING’s Aeltus Investment Management in fundamental and quantitative research.

Clayton M. Albright, III, is a Vice President, Portfolio Manager and Managing Director, Economic Research at WTIA. He is a member of the investment team primarily responsible for the day-to-day management of the Strategic Allocation Funds. Mr. Albright has been affiliated with Wilmington Trust Corporation since 1976 and with WFMC since 1987. Since 1987, Mr. Albright has specialized in the management of intermediate and long-term fixed income funds. In 2007, he became Managing Director of Fixed Income, responsible for all fixed income products. Mr. Albright is a member of the Wilmington Trust Investment Strategy Team.

5. All Funds except Wilmington Strategic Allocation Aggressive Fund and Wilmington Strategic Allocation Conservative Fund – Changes to Portfolio Manager Titles

The following supplements and amends certain information under the section entitled “Management of the Fund,” for the Funds listed below.

Wilmington Municipal Bond Fund

Portfolio Managers	Title	Service Date (with the Fund)
Robert F. Collins, CFA	Vice President and Director of Tax-Exempt Fixed Income Investments at WFMC	2011

Stephen P. Winterstein	Managing Director and Head of Strategy of Municipal Fixed Income at WFMC	2011

Rebecca J. Rogers	Senior Portfolio Manager at WFMC	2011

John J. Malloy, Jr.	Assistant Vice President and Municipal Portfolio Manager at WFMC	2011

Wilmington Multi-Manager Real Asset Fund

Portfolio Managers	Title	Service Date (with the Fund)
R. Samuel Fraundorf, CFA, CPA	President at WTIA	2011

Rex Macey, CFA, CFP, CIMA	Senior Vice President, Chief Investment Officer and Director of Investment Research at WTIA	2011

Amanda M. Cogar, CFA	Assistant Vice President and Research Analyst at WTIA	2011

George Chen, CFA, CIPM	Assistant Vice President and Research Analyst at WTIA	2011

Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2011

Peter Nieuwland	Managing Director at EII	2011

Alfred C. Otero	Managing Director at EII	2011

James E. Rehlaender	Managing Director at EII	2011

Suang Eng Tsan	Managing Director at EII	2011

T.Ritson Ferguson	Chief Executive Officer, Co-Chief Investment Officer and Senior Portfolio Manager at CBRE	2011

Mihir Worah	Managing Director, Head of Real Return Portfolio Management Team at PIMCO	2011

Julien Renoncourt	Head of Inflation Linked Bonds & Global Bonds at HSBC	2011

Wilmington Rock Maple Alternatives Fund

Portfolio Managers	Title	Service Date (with the Fund)
Greg Silberman, CA (SA), CFA	Vice President at WTIA	2011

R. Samuel Fraundorf, CFA, CPA	President at WTIA	2011

Joshua A. Savadove, CFA, CAIA	Vice President at WTIA	2011

Thomas R. Pierce, CPA	Chief Investment Strategist at WTIA	2011

David Freelove	Chief Investment Officer and Chair of the Investment Committee at Rock Maple	2011

Douglas Fincher	President and Chief Executive Officer at Rock Maple	2011

David J. Harris	Managing Member and Portfolio Manager at Acuity	2011

Howard M. Needle	Managing Member and Portfolio Manager at Acuity	2011

Yehuda Blinder	Managing Member and Portfolio Manager at ADAR	2011

Nicolas Edney	Portfolio Manager and Senior Analyst at ADAR	2011

Mark Monroe	Partner and Portfolio Manager at ADAR	2011

Casey Gard	Managing Partner and Portfolio Manager at Calypso	2011

Stefan Mykytiuk	Portfolio Manager at TIG	2011

Alan J. Ware	Portfolio Manager at TIG	2011

Roger P. Foltynowicz	Co-Portfolio Manager at Water Island	2011

Gregory Loprete	Co-Portfolio Manager at Water Island	2011

Todd W. Munn	Co-Portfolio Manager at Water Island	2011

John S. Orrico	Co-Portfolio Manager at Water Island	2011

Dr. Chris Bemis	Fund Manager at Whitebox	2011

Dr. Jason Cross	Partner and Fund Manager at Whitebox	2011

Steven C. Owsley	Founder and Portfolio Manager at Madison	2011

Drew M. Hayworth	Founder and Portfolio Manager at Madison	2011

Charles D. Leone II	Founder and Portfolio Manager at Madison	2011

Brad Berggren	Chief Executive Officer at Parametric	2011

Ken Everding	Managing Director and Portfolio Manager at Parametric	2011

Jonathan Orseck	Managing Director and Portfolio Manager at Parametric	2011

John Apruzzese	Equity Portfolio Manager and Chairman of the Investment Policy Committee at Evercore	2011

John McDermott	Equity Portfolio Manager and lead manager of the Diversified Market Hedges strategy at Evercore	2011

Judith Moses	Equity Portfolio Manager at Evercore	2011

Brian Pollak	Fixed Income Portfolio Manager at Evercore	2011

Wilmington Large-Cap Strategy Fund

Portfolio Managers	Title	Service Date (with the Fund)
Andrew H. Hopkins, CFA, CPA	Vice President and Director of Equity Management at WFMC	2011

Edward S. Forrester III, CFA	Assistant Vice President and Portfolio Manager/Research Analyst at WTIA	2011

Rex Macey, CFA, CFP, CIMA	Senior Vice President, Chief Investment Officer and Director of Investment Research at WTIA	2011

Allen E. Choinski, CFA	Assistant Vice President and Portfolio Manager/Research Analyst at WTIA	2011

Wilmington Small-Cap Strategy Fund

Portfolio Managers	Title	Service Date (with the Fund)
Andrew H. Hopkins, CFA	Vice President and Director of Equity Management at WFMC	2011

Edward S. Forrester, III, CFA	Assistant Vice President and Portfolio Manager/Research Analyst at WTIA	2011

Rex Macey, CFA, CIMA, CFP	Senior Vice President, Chief Investment Officer and Director of Investment Research at WTIA	2011

Allen E. Choinski, CFA	Assistant Vice President and Portfolio Manager/Research Analyst at WTIA	2011

6. All Funds – Changes to Contingent Deferred Sales Charges

The following supplements and amends certain information on page 58 of the Prospectus, under the section entitled “How Are Shares Priced?” under “Sales Charge When You Purchase Class A Shares”.

Municipal Bond Fund

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater*	0.00%	0.00%

Strategic Allocation Funds, Multi-Manager Real Asset

Fund, Alternatives Fund and Equity Funds

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater*	0.00%	0.00%

*	If you make an investment of $1,000,000 or more at net asset value in Class A Shares, and you redeem all or any portion of your Shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% contingent deferred sales charge (“CDSC”). Exchanges do not trigger the CDSC. In addition, if your investment professional waives receipt of the NAV advanced commission payment described below and notifies the Fund, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

7. All Funds – Changes to Share Class Minimums

The following supplements and amends certain information on page 60 of the Prospectus under the section entitled “How to Purchase, Redeem and Exchange Shares,” under “Purchasing Shares.”

Purchasing Shares

If you would like to purchase Shares of a Wilmington Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the Shareholders Services department at 1-800-836-2211.

Share Class Minimums	Initial Purchase
	Class A	Class I1
General	$1,000	N/A2
Uniform Gifts or Transfers to Minor Accounts	$1,000	N/A
IRAs	$250	N/A
SIMPLE IRAs	None	N/A
Systematic Investment Plans	$50	N/A
Clients of Eligible Financial Intermediaries	None	None
Retirement Plans with omnibus accounts held on the Books of the Fund	None	None
Other Retirement Plans[3]
Institutional Investors	$1,000	$1,000,000

1.	Class I Shares are offered to institutional and other eligible investors, including:
A.	Retirement plans with omnibus accounts held on the books of the Fund, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing plans, non-qualified deferred compensation plans, and other similar employer-sponsored retirement plans;
B.	Clients of eligible Financial Intermediaries, which are investors who invest in the Fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I Shares through a no-load network or platform;

C.	Institutional investors, including corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities; and
D.	Advisory or Trust clients of Wilmington Trust or its affiliates.
2.	The minimum investment amounts for Class I Shares may be waived for:
A.	Retirement plans with omnibus accounts held on the books of the Fund, as defined in the above;
B.	Clients of eligible Financial Intermediaries, as defined in 1B above;
C.	Advisory or Trust clients of Wilmington Trust or its affiliates.
3.

Other retirement plans include retirement plans investing through brokerage accounts. Individual retirement vehicles include traditional and Roth IRAs, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts. Other retirement plans and individual retirement vehicles are treated like individual investors for the purposes of determining sales charge reductions or waivers.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. The minimum initial investment amounts for Class I will be waived for a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people).

8. All Funds, except the Wilmington Rock Maple Alternatives Fund – Financial Highlights

The following information is added to page 68 of the Prospectus under the section entitled “Financial Highlights” for the Wilmington Strategic Allocation Aggressive Fund.

Financial Highlights

The financial highlights information presented for the Wilmington Strategic Allocation Aggressive Fund is the financial history of the predecessor A Shares and Institutional Shares of Wilmington Aggressive Asset Allocation Fund, a series of WT Mutual Fund (the “Predecessor Fund”), which has been reorganized into the Wilmington Strategic Allocation Aggressive Fund. The financial highlights tables are intended to help you understand the Predecessor Fund’s financial performance for the past five years ended October 31. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by Ernst & Young LLP, whose report, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s most recent annual report, which is available upon request.

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND – CLASS I SHARES

	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value – Beginning of Year	$7.51	$6.82	$10.93	$12.20	$10.55

Investment Operations:
Net investment income[1]	0.17	0.11	0.15	0.20	0.10
Net realized and unrealized gain (loss) on investments	1.84	0.70	(3.54)	(0.78)	1.81

Total from investment operations	2.01	0.81	(3.39)	(0.58)	1.91

Distributions:[2]
From net investment income	(0.17)	(0.12)	(0.14)	(0.20)	(0.10)
From net realized gains	—	—	(0.58)	(0.49)	(0.16)

Total distributions	(0.17)	(0.12)	(0.72)	(0.69)	(0.26)

Net Asset Value – End of Year	$9.35	$7.51	$6.82	$10.93	$12.20

Total Return	26.91%	11.80%	(30.63)%	(5.14)%	18.25%
Ratios (to Average Net Assets)/Supplemental Data:
Expenses:
Including expense limitations	0.42%	0.33%	0.40%	0.35%	0.50%
Excluding expense limitations	0.42%	0.33%	0.41%	0.36%	0.52%
Net investment income	1.89%	1.41%	1.97%	1.67%	0.90%
Portfolio turnover rate	34%	53%	59%	23%	14%
Net assets at the end of year (000 omitted)	$51,887	$46,058	$51,823	$56,985	$53,249

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

The following information is added to page 68 of the Prospectus under the section entitled “Financial Highlights” for the Wilmington Strategic Allocation Conservative Fund.

Financial Highlights

The financial highlights information presented for the Wilmington Strategic Allocation Conservative Fund is the financial history of the predecessor A Shares and Institutional Shares of Wilmington Conservative Asset Allocation Fund, a series of WT Mutual Fund (the “Predecessor Fund”), which has been reorganized into the Wilmington Strategic Allocation Aggressive Fund. The financial highlights tables are intended to help you understand the Predecessor Fund’s financial performance for the past five years ended October 31. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by Ernst & Young LLP, whose report, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s most recent annual report, which is available upon request.

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND – CLASS I SHARES

	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value – Beginning of Year	$9.67	$9.04	$10.55	$10.81	$10.17

Investment Operations:
Net investment income[1]	0.29	0.29	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.95	0.62	(1.41)	(0.14)	0.65

Total from investment operations	1.24	0.91	(1.10)	0.17	0.96

Distributions:[2]
From net investment income	(0.29)	(0.28)	(0.27)	(0.30)	(0.27)
From net realized gains	—	—	(0.14)	(0.13)	(0.05)

Total distributions	(0.29)	(0.28)	(0.41)	(0.43)	(0.32)

Net Asset Value – End of Year	$10.62	$9.67	$9.04	$10.55	$10.81

Total Return	12.96%	10.12%	(10.30)%	1.58%	9.62%
Ratios (to Average Net Assets)/Supplemental Data:
Expenses:
Including expense limitations	0.35%	0.39%	0.50%	0.50%	0.50%
Excluding expense limitations	0.35%	0.39%	1.30%	1.43%	3.08%
Net investment income	2.81%	2.91%	3.42%	2.83%	2.86%
Portfolio turnover rate	26%	92%	31%	25%	47%
Net assets at the end of year (000 omitted)	$55,226	$53,131	$13,021	$8,058	$7,894

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

The following information is added to page 68 of the Prospectus under the section entitled “Financial Highlights” for the Wilmington Municipal Bond Fund.

Financial Highlights

The financial highlights information presented for the Wilmington Municipal Bond Fund is the financial history of the predecessor A Shares and Institutional Shares of Wilmington Municipal Bond Fund, a series of WT Mutual Fund (the “Predecessor Fund”), which has been reorganized into the Wilmington Municipal Bond Fund. The financial highlights tables are intended to help you understand the Predecessor Fund’s financial performance for the past five years ended October 31. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by Ernst & Young LLP, whose report, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s most recent annual report, which is available upon request.

WILMINGTON MUNICIPAL BOND FUND – CLASS I SHARES

	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value – Beginning of Year	$13.22	$12.64	$12.79	$12.75	$12.66

Investment Operations:
Net investment income	0.45	0.49	0.50	0.48	0.43
Net realized and unrealized gain (loss) on investments	0.05	0.61	(0.10)	0.04	0.09

Total from investment operations	0.50	1.10	0.40	0.52	0.52

Distributions:
From net investment income	(0.45)	(0.49)	(0.50)	(0.48)	(0.43)
From net realized gains	(0.08)	(0.03)	(0.05)	—	—

Total distributions	(0.53)	(0.52)	(0.55)	(0.48)	(0.43)

Net Asset Value – End of Year	$13.19	$13.22	$12.64	$12.79	$12.75

Total Return	3.90%	8.84%	3.27%	4.09%	4.15%
Ratios (to Average Net Assets)/Supplemental Data:
Expenses:
Including expense limitations	0.61%	0.60%	0.62%	0.61%	0.65%
Excluding expense limitations	0.61%	0.60%	0.62%	0.61%	0.65%
Net investment income	3.44%	3.79%	3.99%	3.70%	3.37%
Portfolio turnover rate	30%	44%	19%	37%	56%
Net assets at end of year (000 omitted)	$141,519	$166,253	$135,073	$134,272	$113,118

The following information is added to page 68 of the Prospectus under the section entitled “Financial Highlights” for the Wilmington Multi-Manager Real Asset Fund.

Financial Highlights

The financial highlights information presented for the Wilmington Multi-Manager Real Asset Fund is the financial history of the predecessor A Shares and Institutional Shares of Wilmington Multi-Manager Real Asset Fund, a series of WT Mutual Fund (the “Predecessor Fund”), which has been reorganized into the Wilmington Multi-Manager Real Asset Fund. The financial highlights tables are intended to help you understand the Predecessor Fund’s financial performance for the past five years ended October 31. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by Ernst & Young LLP, whose report, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s most recent annual report, which is available upon request.

WILMINGTON MULTI-MANAGER REAL ASSET FUND – CLASS I SHARES

	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value – Beginning of Year	$12.11	$11.61	$17.75	$15.33	$15.06

Investment Operations:
Net investment income[1]	0.65	0.04	0.28	0.60	0.50
Net realized and unrealized gain on investments	1.94	0.75	(4.99)	2.71	0.24

Total from investment Operations	2.59	0.79	(4.71)	3.31	0.74

Distributions:
From net investment income	(0.68)	(0.29)	(0.61)	(0.56)	(0.36)
From net realized gains	—	—	(0.82)	(0.33)	(0.11)

Total distributions	(0.68)	(0.29)	(1.43)	(0.89)	(0.47)

Net Asset Value – End of Year	$14.02	$12.11	$11.61	$17.75	$15.33

Total Return	21.70%	6.76%	(26.59)%	22.27%	4.89%
Ratios (to Average Net Assets)/Supplemental Data:[2]
Expenses:
Including expense limitations	1.00%	0.94%	0.82%	0.65%	0.63%
Excluding expense limitations	1.00%	0.95%	0.82%	0.65%	0.65%
Net investment income	4.82%	0.33%	2.09%	3.64%	3.23%
Portfolio turnover rate	199%	156%	115%	72%	23%
Net assets at the end of year (000 omitted)	$252,497	$283,703	$368,263	$782,540	$555,007

[1]	The net investment income per share was calculated using the average shares outstanding method.

The following information is added to page 68 of the Prospectus under the section entitled “Financial Highlights” for the Wilmington Large-Cap Strategy Fund.

Financial Highlights

The financial highlights information presented for the Wilmington Large-Cap Strategy Fund is the financial history of the predecessor A Shares and Institutional Shares of Wilmington Large-Cap Strategy Fund, a series of WT Mutual Fund (the “Predecessor Fund”), which has been reorganized into the Wilmington Large-Cap Strategy Fund. The financial highlights tables are intended to help you understand the Predecessor Fund’s financial performance for the past five years ended October 31. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by Ernst & Young LLP, whose report, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s most recent annual report, which is available upon request.

WILMINGTON LARGE-CAP STRATEGY FUND – CLASS I SHARES

	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value – Beginning of Year	$9.39	$8.61	$12.28	$14.40	$12.33

Investment Operations:
Net investment income[1]	0.20	0.10	0.12	0.09	0.10
Net realized and unrealized gain (loss) on investments	2.72	0.79	(3.68)	(1.57)	2.16

Total from investment operations	2.92	0.89	(3.56)	(1.48)	2.26

Distribution
From net investment income	(0.18)	(0.11)	(0.11)	(0.09)	(0.09)
From net realized gains	—	—	—	(0.55)	(0.10)

Total distributions	(0.18)	(0.11)	(0.11)	(0.64)	(0.19)

Net Asset Value – End of Year	$12.13	$9.39	$8.61	$12.28	$14.40

Total Return	31.24%	10.28%	(28.94)%	(10.75)%	18.45%
Ratios (to Average Net Assets)/Supplemental Data:
Expenses:
Including expense limitations	0.25%	0.93%	1.00%	0.93%	0.86%
Excluding expense limitations	0.69%	1.01%	1.18%	1.00%	0.93%
Net investment income (loss)	1.72%	0.99%	1.27%	0.67%	0.72%
Portfolio turnover rate	39%	160%	224%	127%	96%
Net assets at the end of year (000 omitted)	$429,467	$118,102	$131,692	$242,391	$252,756

[1]	The net investment income per share was calculated using the average shares outstanding method.

The following information is added to page 68 of the Prospectus under the section entitled “Financial Highlights” for the Wilmington Small-Cap Strategy Fund.

Financial Highlights

The financial highlights information presented for the Wilmington Small-Cap Strategy Fund is the financial history of the predecessor A Shares and Institutional Shares of Wilmington Small-Cap Strategy Fund, a series of WT Mutual Fund (the “Predecessor Fund”), which has been reorganized into the Wilmington Small-Cap Strategy Fund. The financial highlights tables are intended to help you understand the Predecessor Fund’s financial performance for the past five years ended October 31. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by Ernst & Young LLP, whose report, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s most recent annual report, which is available upon request.

WILMINGTON SMALL-CAP STRATEGY FUND – CLASS I SHARES

	For the Years Ended June 30,
	2011	2010	2009	2008	2007
Net Asset Value – Beginning of Year	$7.90	$6.57	$9.16	$14.11	$14.20

Investment Operations:
Net investment income (loss)[1]	0.11	0.09	0.05	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	2.80	1.32	(2.60)	(2.25)	1.89

Total from investment operations	2.91	1.41	(2.55)	(2.27)	1.91

Distributions
From net investment income	(0.11)	(0.08)	(0.04)	—	(0.01)
From net realized gains	—	—	—	(2.68)	(1.99)

Total distributions	(0.11)	(0.08)	(0.04)	(2.68)	(2.00)

Net Asset Value – End of Year	$10.70	$7.90	$6.57	$9.16	$14.11

Total Return	36.96%	21.47%	(27.72)%	(18.13)%	14.42%
Ratios (to Average Net Assets)/Supplemental Data:
Expenses:
Including expense limitations	0.25%	0.25%	0.75%	1.25%	1.25%
Excluding expense limitations	0.96%	1.07%	1.61%	1.92%	1.57%
Net investment income (loss)	1.18%	1.14%	0.81%	(0.15)%	0.13%
Portfolio turnover rate	48%	84%	205%	134%	127%
Net assets at the end of year (000 omitted)	$127,968	$99,057	$62,938	$31,834	$41,899

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

Please keep this Supplement for future reference.

Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB Group of Funds) Statement of Additional Information dated December 30, 2011) (the “SAI”)

Effective March 12, 2012, the information in the SAI will be amended, supplemented, or replaced as follows:

1. All Funds – Renaming of the MTB Group of Funds and Website

The MTB Group of Funds has been renamed the “Wilmington Funds” and the Trust’s website address changed from www.mtbfunds.com to www.wilmingtonfunds.com. Accordingly, effective March 12, 2012, all references in the SAI to the MTB Group of Funds are hereby deleted and replaced with references to the Wilmington Funds and all references to the Trust’s website address www.mtbfunds.com are hereby deleted and replaced with www.wilmingtonfunds.com.

2. All Funds – Amended Cusip Numbers

The following supplements and amends certain information in the “Table of Contents” section on page 2 of the SAI.

Municipal Bond Fund

(Class A – Cusip 97181C464; Class I – Cusip 97181C456)

Strategic Allocation Aggressive Fund

(Class A – Cusip 97181C373; Class I – Cusip 97181C365)

Strategic Allocation Conservative Fund

(Class A – Cusip 97181C357; Class I – Cusip 97181C340)

Multi-Manager Real Asset Fund

(Class A – Cusip 97181C449; Class I – Cusip 97181C431)

Rock Maple Alternatives Fund

(Class A – Cusip 97181C324; Class I – Cusip 97181C332)

Large-Cap Strategy Fund

(Class A – Cusip 97181C423; Class I – Cusip 97181C415)

Small-Cap Strategy Fund

(Class A – Cusip 97181C399; Class I – Cusip 97181C381)

3. Additional Trustees

Robert H. Arnold, Dr. Eric Brucker, and Nicholas A. Giordano join the existing members of the Board of Trustees to serve as Independent Trustees of the Funds, and Robert J. Christian and R. Samuel Fraundorf join the Board of Trustees as Interested Trustees of the Funds.

The following supplements and amends certain information on page 54-61 of the SAI under the section entitled “Who Manages and Provides Services to the Funds,” under the following sections: “Board of Trustees,” “Independent Trustees Background and Compensation,” “Experience of the Trustees” and “Board Ownership of Shares in the Fund and in the Trust as of December 1, 2011.”

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are “interested

1

persons” of the Funds (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 100 East Pratt Street, 17 Floor, Baltimore, Maryland 21202. The Trust is composed of 26 funds and is the only investment company in the Fund complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATON

Name Address Birth year Position With Trust Date Service Began	Principal Occupations and Other Directorships Held for Past Five Years	Total Compensation From Trust
Robert J. Christian Birth year: 1949	Principal Occupations: Retired.	$0

Trustee Began serving: March 2012

Other Directorships Held: Fund Vantage Trust (33 portfolios); Optimum Fund Trust (6 portfolios) (registered investment companies).

Previous Positions: Executive Vice President of Wilmington Trust Company (2/96 to 2/06); President of Rodney Square Management Corporation (“RSMC”) (1996 to 2005); Vice President of RSMC (2005 to 2006).

R. Samuel Fraundorf, CFA, CPA Birth year: 1964	Principal Occupations: President of Wilmington Trust Investment Advisors, Inc. (“WTIA”).	$0

Trustee Began serving: March 2012

Other Directorships Held: None.

Previous Positions: Chief Operating Officer of Wilmington Trust Investment Management (“WTIM”) (1/08 to 1/09); Director of Research at WTIM (8/04-1/08); Senior Manager and Tax Manager, KPMG Investment Advisors (1/99 to 8/04).

Jeffrey Durkee** Birth year: 1958	Principal Occupations: President and Chief Executive Officer, Wilmington Trust Investment Advisors, Inc. (3/07 to 1/12).	$0

Trustee Began serving: December 2007

Other Directorships Held: None.

Previous Positions: Chairman and CEO Private Wealth Management, Mercantile Bankshares Corporation (4/06 to 3/07); Senior Vice President and Director, Southern Division, Legg Mason Wood Walker (1998 to 4/06).

**	Jeffrey Durkee resigned as Trustee effective January 27, 2012.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Address Birth year Position With Trust Date Service Began	Principal Occupations and Other Directorships Held for Past Five Years	Total Compensation From Trust
Robert H. Arnold Birth year: 1944	Principal Occupations: Founder and Co-Manager, R.H. Arnold & Co. (financial consulting), since 1989.	$0

Trustee Began serving: March 2012	Other Directorships Held: First Potomac Realty Trust (real estate investment trust).

2

Name Address Birth year Position With Trust Date Service Began	Principal Occupations and Other Directorships Held for Past Five Years	Total Compensation From Trust
Dr. Eric Brucker Birth year: 1941	Principal Occupations: Professor of Economics, Widener University, since 2002.	$0

Trustee Began serving: March 2012	Other Directorships Held: None. Previous Positions: Dean, School of Business Administration of Widener University (2001 to 2004).

Nicholas A. Giordano Birth year: 1943	Principal Occupations: Consultant, financial services organizations (1997 to present).	$0

Trustee Began serving: March 2012

Other Directorships Held: Kalmar Pooled Investment Trust; The RBB Fund Inc. (19 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens).

Previous Positions: Interim President, LaSalle University (1998 to 1999); President and Chief Executive Officer, Philadelphia Stock Exchange (1981 to 1997).

EXPERIENCE OF THE TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes or skills that support a conclusion that he or she should serve as a Trustee of the Trust as of the date of this Statement of Additional Information and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his or her duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his or her serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of and other directorships held by each Trustee during the past five years.

Mr. Arnold has served as Trustee of the Trust since March 2012. Mr. Arnold is the founder and co-manager of R.H. Arnold & Co., Inc.

Dr. Brucker has served as Trustee of the Trust since March 2012. Dr. Brucker is a Professor of Economics at Widener University and served as the Dean at the School of business administration at Widener University.

Mr. Christian has served as Trustee of the Trust since March 2012. Mr. Christian served as Executive Vice President of Wilmington Trust Company, President and Vice President of WFMC (formerly, Rodney Square Management Corporation) and currently serves as a Trustee to other mutual fund complexes.

Mr. Fraundorf has served as Trustee of the Trust since March 2012. Mr. Fraundorf serves as President of WTIA.

Mr. Giordano has served as Trustee of the Trust since March 2012. Mr. Giordano is a consultant to financial service organizations, served as the Interim President of LaSalle University, serves as the President and Chief Executive Officer of the Philadelphia Stock Exchange and currently serves as the Trustee to other mutual fund complexes.

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE TRUST AS OF DECEMBER 1, 2011

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in the Trust*
Robert H. Arnold	None	None
Eric Brucker		Over $100,000
Wilmington Broad Market Bond Fund	$10,001-$50,000
Wilmington U.S. Government Money Market Fund	$50,001-$100,000
Wilmington Large-Cap Strategy Fund	$50,001-$100,000
Robert J. Christian		Over $100,000
Wilmington Money Market Fund	$1-$10,000
Wilmington Large-Cap Strategy Fund	$50,001-$100,000
R. Samuel Fraundorf		$50,001-$100,000
Wilmington Multi-Manager International Fund	$10,001-$50,000
Wilmington Small-Cap Strategy Fund	$10,001-$50,000
Nicholas A. Giordano		Over $100,000
Wilmington Multi-Manager Real Asset Fund	Over $100,000

4. Wilmington Strategic Allocation Aggressive Fund and Wilmington Strategic Allocation Conservative Fund – Additional Portfolio Manager

Mark J. Stevenson, CFA, Joshua A. Savadove, CFA, CAIA, Allen E. Choinski, CFA and Clayton M. Albright, III serve as Co-Portfolio Managers of the Wilmington Strategic Allocation Aggressive Fund and the Wilmington Strategic Allocation Conservative Fund. Mr. Stevenson, Mr. Savadove, Mr. Choinski and Mr. Albright manage the day-to-day operations of the Wilmington Strategic Allocation Aggressive Fund and the Wilmington Strategic Allocation Conservative Fund.

The following supplements and amends certain information on pages 67 through 81 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?,” under “ Portfolio Managers.”

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND AND WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND

WILMINGTON FUNDS MANAGEMENT CORPORATION, INVESTMENT ADVISOR

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Mark J. Stevenson, CFA
Registered Investment Companies:	2	$104	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	6621	$908.8	0	$0
Joshua A. Savadove, CFA
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	2	$90.4	0	$0
Allen E. Choinski, CFA
Registered Investment Companies:	1	$128	0	$0
Other Pooled Investment Vehicles:	5	$480	0	$0
Other Accounts:	122	$97	0	$0

Please keep this Supplement for future reference.

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